Statements of Cash Flows—Indirect Method - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income for the year	R$ 1,573,868	R$ 1,570,618	R$ 1,512,972
Adjustments to reconcile net income to cash provided by operating activities
Share of loss (profit) of joint ventures and associates	(20,673)	(7,476)	10,884
Depreciation and amortization	1,175,951	1,103,538	1,002,647
PIS and COFINS credits on depreciation	13,134	12,581	12,146
Asset retirement obligation	(15,432)	(2,785)	(3,949)
Interest, monetary, and foreign exchange rate variations	854,671	763,793	1,582,579
Deferred income and social contribution taxes	(83,029)	(100,505)	14,813
(Gain) loss on disposal of property, plant and equipment and intangibles	2,242	6,134	(27,276)
Others	(868)	(6,515)	13,313
Adjustments, total	3,499,864	3,339,383	4,118,129
(Increase) decrease in current assets
Trade receivables	(665,145)	(326,695)	(615,381)
Inventories	(605,757)	(262,993)	(615,390)
Recoverable taxes	(334,217)	87,006	(60,141)
Dividends received from joint-ventures and associates	29,411	7,925	3,417
Insurance and other receivables	358,682	(309,725)	13,555
Prepaid expenses	(23,016)	(39,980)	(14,209)
Increase (decrease) in current liabilities
Trade payables	412,393	249,121	181,030
Salaries and related charges	7,149	(41,595)	109,734
Taxes payable	34,707	2,229	29,969
Income and social contribution taxes	783,663	567,286	504,495
Post-employment benefits	5,119	11,193	0
Provision for tax, civil, and labor risks	11,857	7,372	(18,847)
Insurance and other payables	(33,955)	56,811	29,235
Deferred revenue	(3,887)	(2,120)	970
(Increase) decrease in non-current assets
Trade receivables	(102,905)	(74,846)	(8,433)
Recoverable taxes	(130,200)	(47,168)	(60,045)
Escrow deposits	(39,795)	(37,935)	(44,000)
Other receivables	(4,356)	13,829	(10,675)
Prepaid expenses	(116,735)	(65,847)	(15,437)
Increase (decrease) in non-current liabilities
Post-employment benefits	13,209	(40)	10,868
Provision for tax, civil, and labor risks	(68,193)	42,428	61,388
Other payables	87,950	(19,255)	20,130
Deferred revenue	385	1,474	3,327
Income and social contribution taxes paid	(836,808)	(644,188)	(422,010)
Net cash provided by operating activities	2,279,420	2,513,670	3,201,679
Cash flows from investing activities
Financial investments, net of redemptions	60,859	(163,625)	573,446
Acquisition of subsidiary, net of cash acquired	59,863	0	0
Acquisition of property, plant, and equipment	(1,262,558)	(1,015,199)	(803,503)
Acquisition of intangible assets	(801,971)	(651,171)	(609,600)
Capital increase in joint ventures	(16,000)	(47,281)	(41,080)
Proceeds from disposal of property, plant and equipment and intangibles	47,670	28,500	78,941
Net cash used in investing activities	(1,912,137)	(1,848,776)	(801,796)
Cash flows from financing activities
Proceeds	4,510,694	3,676,874	2,384,589
Repayments	(2,462,200)	(812,520)	(2,824,543)
Interest paid	(769,740)	(1,057,580)	(855,190)
Payments of financial lease	(5,191)	(5,016)	(5,174)
Dividends paid	(940,250)	(873,270)	(831,654)
Acquisition of non-controlling interests of subsidiaries	0	0	(9)
Acquisition of own shares to be held in treasury	0	0	(388,718)
Related parties	7,036	(100)	0
Net cash provided by (used in) financing activities	340,349	928,388	(2,520,699)
Effect of exchange rate changes on cash and cash equivalents in foreign currency	20,214	(22,017)	(3,660)
Increase (decrease) in cash and cash equivalents	727,846	1,571,265	(124,476)
Cash and cash equivalents at the beginning of the year	4,274,158	2,702,893	2,827,369
Cash and cash equivalents at the end of the year	R$ 5,002,004	R$ 4,274,158	R$ 2,702,893